BASIS OF PREPARATION (Tables)	12 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiaries
All intercompany transactions and balances have been eliminated.

	Country of incorporation	Ownership at June 30,
		2017	2016
0896800 BC Ltd.	Canada	100%	100%
Elk Creek Resources Corp.	USA	100%	100%
Silver Mountain Mines Corp.	USA	100%	100%